LEASES - Weighted average remaining lease terms and discount rates (Details)	Jun. 30, 2026	Jun. 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	34 years 4 months 2 days	39 years 10 months 9 days
Weighted average discount rate	3.00%	3.00%